Right of Use Assets - Summary of Right of Use Assets Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 3,393	$ 3,248
Land [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	2,533	2,843
Buildings [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	690	281
Motor vehicle and other asset [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	135	47
Office equipment [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 35	$ 77